1933 Act File No. 33-11905
1940 Act File No. 811-5010

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.       .                                                                                                                     _____

Post-Effective Amendment No. 62  .                                                                                                             X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 63                                                                                                                                  X

THE HUNTINGTON FUNDS
(Exact name of Registrant as Specified in Charter)

5800 Corporate Drive
Pittsburgh, PA 15237-7010
 (Address of Principal Executive Offices)

1-800-544-8347
(Registrant's Telephone Number)

Ronald J. Corn, Esq.
The Huntington National Bank
41 South High Street
Columbus, OH 43287
(Name and address of agent for service)
(Notices should be sent to the Agent for Service)

Copies to:
David C. Mahaffey, Esq.
Sullivan & Worcester LLP
1666 K Street, NW
Washington, DC 20006

It is proposed that this filing will become effective:

_ _ immediately upon filing pursuant to paragraph (b)
_   on _______________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
  _ on _______________  pursuant to paragraph (a)(i)
      on 75 days after filing pursuant to paragraph (a)(ii)
_X_           on October 21, 2008 pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
 X   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, parts A and B of Post-Effective Amendment No. 58 filed June 6, 2008 in their entirety.  (File Nos. 33-11905 and 811-5010)

PART C.   OTHER INFORMATION

Item 23.  Exhibits

(a)
1	Conformed copy of Agreement and Declaration of Trust of the Registrant, dated April 27, 2006;	(9)
2	Conformed copy of Amendment No. 1 to Agreement and Declaration of Trust of the Registrant, dated April 27, 2006;	(9)

(b)
1	Copy of By-Laws of the Registrant, dated April 27, 2006;	(9)

(c)	Conformed copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant, dated April 18, 2006, including Certificate of Amendment dated May 17, 2006;	(9)

(d)
1	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund;	(9)
2	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the Dividend Capture Fund, International Equity Fund, Mid Corp America Fund, New Economy Fund, Rotating Markets Fund, Macro 100 Fund and Situs Small Cap Fund ;	(9)
3	Conformed copy of Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)
4	Conformed Copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the U.S. Treasury Money Market Fund, Growth Fund, Income Equity Fund, Fixed Income Securities Fund, Short/Intermediate Fixed Income Securities Fund, Money Market Fund, Ohio Municipal Money Market Fund, Ohio Tax-Free Fund, Michigan Tax-Free Fund, Mortgage Securities Fund, Florida Tax-Free Fund and Intermediate Government Income Fund;	(9)
5	Conformed copy of Investment Advisory Agreement dated September 11, 2007, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)
6	Conformed copy of Amendment to Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(9)
7	Conformed copy of Letter Agreement dated June 23, 2006, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(10)
8	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)
9	Conformed copy of Letter Agreement dated February 27, 2007, to the Investment Advisory Agreement dated August 31, 2007, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)
10	Conformed copy of Letter Agreement dated January 24, 2008, to the Investment Advisory Agreement dated June 23, 2006, between the Registrant and Huntington Asset Advisors, Inc., relating to the VA Dividend Capture Fund, VA Growth Fund, VA Income Equity Fund, VA International Equity Fund, VA Macro 100 Fund, VA Mid Corp America Fund, VA Mortgage Securities Fund, VA New Economy Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund;	(13)
11	Conformed copy of Subadvisory Agreement dated June 23, 2006, between the Registrant, Huntington Asset Advisors, Inc. and Laffer Investments, Inc.;	(9)
12	Conformed copy of Amended and Restated Exhibit 1 to Schedule A to the Investment Advisory Agreement between Registrant and Huntington Asset Advisors, Inc.	(11)

(e)
1	Conformed copy of Distributor's Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)
2	Conformed copy of Amendment to the Distributor's Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)
3	Conformed copy of Exhibit A to the Distributor's Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)
4	Conformed copy of Amended and Restated Amendment #1 to Exhibit A to the Distributors Contract between Registrant and Edgewood Services, Inc.;	(11)
5	Conformed copy of Exhibit B to the Distributor's Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)
6	Conformed copy of Amendment #1 to Exhibit B dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)
7	Conformed copy of Exhibit C to the Distributor's Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)
8	Conformed copy of Amendment #1 to Exhibit C dated April 30, 2007 to the Distributor’s Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(11)
9	Conformed copy of Exhibit D to the Distributor's Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(9)
10	Conformed copy of Amended and Restated Exhibit E dated August 31, 2007 to the Distributor's Contract dated June 23, 2006, between the Registrant and Edgewood Services Inc.;	(12)

(f)	Not applicable

(g)
1	Conformed copy of Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)
2	Conformed copy of Schedule A to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)
3	Conformed copy of Schedule B dated September 11, 2007 as Amended and Restated on August 31, 2007, to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(12)
4	Conformed copy of Amendment to Custodian Agreement, dated June 23, 2006, between the Registrant and The Huntington National Bank;	(9)
5	Conformed copy of Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)
6	Form of Exhibit A, Amended and Restated as of August 31, 2007, to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)
7	Copy of Schedule I to Foreign Custody Manager Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)
8	Conformed copy of Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)
9	Conformed copy of Schedule I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)
10	Form of Schedule II, Amended and Restated as of August 31, 2007, to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(12)
11	Copy of Schedule III to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)
12	Conformed copy of Appendix I to Foreign Custody Agreement between the Registrant and The Bank of New York, dated June 23, 2006;	(9)
13	Conformed copy of Sub-Custody Agreement between the Registrant, The Huntington National Bank and PFPC Trust Company dated June 23, 2006;	(10)
14	Conformed copy of Custodian Agreement dated June 26, 2006 between Registrant and State Street Bank and Trust Company including Schedules A, B and C and the Remote Access Services Addendum;	(11)

(h)
1	Conformed copy of Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)
2	Copy of Exhibit A to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)
3	Copy of Exhibit B to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)
4	Copy of Exhibit C to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)
5	Copy of Exhibit D to the Mutual Fund Services Agreement, Transfer Agency Services, dated June 23, 2006, between the Registrant and Unified Funds Services, Inc.;	(9)
6	Conformed copy of Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(12)
7	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(12)
8	Conformed copy of Administrative Services Fee Exhibit to Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(12)
9	Conformed copy of First Amendment, dated June 29, 2007, to Administrative Services Agreement dated June 23, 2006, between the Registrant and Huntington National Bank;	(12)
10	Conformed copy of Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated June 23, 2006;	(9)
11	Conformed copy of Exhibit A to Administrative Services Agreement (Shareholder Services) between the Registrant and Huntington National Bank, dated June 23, 2006;	(9)
12	Conformed copy of Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)
13	Conformed copy of Investment Company Exhibit, Amended and Restated as of August 31, 2007, dated September 11, 1007, to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)
14	Conformed copy of Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(9)
15	Conformed copy of First Amendment, dated June 29, 2007, to Sub-Administrative Services Fee Exhibit to Agreement for Sub-Administrative Services, dated June 23, 2006, among Registrant, The Huntington National Bank and Federated Services Company;	(12)
16	Conformed copy of Financial Administration and Accounting Services Agreement between the Registrant and Huntington National Bank dated December 1, 2001;	(9)
17	Conformed copy of Exhibit A, Amended and Restated as of August 31, 2007, dated September 11, 2007, to the Financial Administration and Accounting Services Agreement between the Registrant and Huntington National Bank dated December 1, 2001;	(12)
18	Conformed copy of Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)
19	Conformed copy of Amendment #1 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)
20	Conformed copy of Amendment #2 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)
21	Conformed copy of Amendment #3 to Fund Accounting Agreement dated May 1, 2002, between the Registrant and BISYS Fund Services Ohio, Inc.;	(10)
22	Conformed copy of Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(10)
23	Conformed copy of Schedule A dated June 23, 2006 to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)
24	Form of Amended and Restated Amendment #1 to Schedule B dated June 23, 2006 and revised August 31, 2007, to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)
25	Copy of Schedule C to the Fund Participation Agreement among the Registrant, Huntington Asset Advisors, Inc., Edgewood Services, Inc. and Hartford Life Insurance Company, dated June 23, 2006;	(12)
26	Form of Fund Participation Agreement among Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company; the Registrant; Huntington Asset Advisors, Inc.; and Edgewood Services, Inc., dated June 23, 2006, including Exhibits A through E;	(10)
27	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc., and Transamerica Life Insurance Company, dated June 23, 2006;	(10)
28	Conformed copy of Fund Participation Agreement among the Registrant, Edgewood Services, Inc., Huntington Asset Advisors, Inc. and Sun Life Insurance Company of Canada (U.S.) dated January 1, 2008;	(12)
29	Conformed copy of Registrant’s Shareholder Services Plan dated February 13, 2007;	(11)
30	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)
31	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)
32	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)
33	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)
34	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)
35	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated December 1, 2006;	(11)
36	Conformed copy of Indemnification Agreement between Registrant and Trustee of Trust dated November 9, 2006;	(11)

(i)	Conformed copy of Opinion of Counsel as to legality of shares being offered;	(7)

(j)
1	Conformed copy of Consent of Independent Registered Public Accounting Firm;	(13)
2	Conformed copy of Consent of Counsel;	(7)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding;	(1)

(m)
1	Copy of the Distribution Plan of the Registrant, dated June 23 2006;	(9)
2	Copy of Exhibit A to Distribution Plan of the Registrant, dated June 23, 2006;	(9)
3	Copy of Amended and Restated Exhibit 1 to Exhibit A to Registrant’s Distribution Plan;	(11)

(n)
1	Conformed copy of Multiple Class Plan, dated June 23, 2006;	(9)
2	Conformed copy of Exhibit to Multiple Class Plan, dated June 23, 2006	(9)
3	Conformed copy of Amended and restated Exhibit 1 to Registrant’s Multiple Class Plan;	(11)

(o)
1	Conformed copy of Power of Attorney of Charles Davis, Daniel Benhase, John Shary, Thomas Westerfield, David Schoedinger and William R. Wise;	(9)
2	Conformed copy of Power of Attorney of Chief Executive Officer and Vice President of the Registrant;	(9)
3	Conformed copy of Power of Attorney of President of the Registrant;	(9)
4	Conformed copy of Power of Attorney of the Treasurer of the Registrant;	(9)
5	Conformed copy of Power of Attorney of Trustee of the Registrant;	(11)
6	Conformed copy of Power of Attorney of Trustee of the Registrant;	(11)
7	Conformed copy of Power of Attorney of Trustee of the Registrant;	(11)

(p)
1	Copy of Code of Ethics of Edgewood Services, Inc.;	(12)
2	Copy of Code of Ethics of The Huntington Funds, dated May 4, 2006;	(9)
3	Copy of Code of Ethics for Federated Investors, Inc., dated January 1, 2005, revised January 26, 2005;	(9)
4	Copy of Code of Ethics for Laffer Investments, Inc. amended May 4, 2006;	(11)
5	Copy of Code of Ethics of Huntington Asset Advisors, Inc. dated November 9, 2006;	(11)

+	Exhibit is being filed electronically with registration statement.

ALL RESPONSES, UNLESS OTHERWISE INDICATED, ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-11905 and 811-5010.)
1	PEA No. 20 filed April 26, 1996.
2	PEA No. 38 filed February 21, 2002.
3	PEA No. 26 filed April 30, 1998.
4	PEA No. 43 filed February 2, 2004.
5	PEA No. 44 filed February 23, 2004.
6	PEA No. 45 filed April 29, 2004.
7	PEA No. 47 filed April 29, 2005.
8	PEA No. 47 filed April 28, 2006.
9	PEA No. 50 filed August 24, 2006.
10	PEA No. 51 filed February 8, 2007.
11	PEA No. 52 filed April 30, 2007.
12	PEA No. 56 filed April 14, 2008.
13	PEA No. 57 filed April 29, 2008.

Item 24 Persons Controlled by or Under Common Control with the Fund:
None

Item 25 Indemnification
(1)
Indemnification is provided to Officers and Trustees of the Registrant pursuant to Article VII, Section 4 of Registrant's Agreement and Declaration of Trust and Section 2 of the Trustees’ Indemnification Agreements. The Investment Advisory Contracts provide that, in the absence of willful misfeasance, bad faith or gross negligence, on the part of the Adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Advisory Contracts. Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Contracts.  Indemnification of Registrant’s distributor, custodian and transfer agent against certain losses is provided for, respectively, in Section 10 of the Distributor’s Contract, incorporated herein by reference as Exhibit (e)(i), Section 8 of the Custodian Contract, incorporated herein by reference as Exhibit (g)(i) and Section 8 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(i). Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330.  Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.  The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:  (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 26 Business and Other Connections of Investment Adviser:
Huntington Asset Advisors, Inc., (“Huntington”) serves as the investment adviser to the Registrant.  Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated (“HBI”).  Huntington conducts a variety of trust activities.  To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

The remaining Officers of the Investment Adviser are:
President/ Chief Investment Officer:	B. Randolph Bateman
Senior Vice Presidents:	Douglas Brooks Kirk Mentzer Christopher M. Rowane
Vice Presidents:	Paul Koscik Christopher G. Cwiklinski Patrick J. Fraker Craig J. Hardy Madelynn Matlock Dr. Bernard Shinkel William G. Doughty Gustave Seasongood Kathy Stylarek Martina Cheung
Secretary and Chief Compliance Officer:	Ronald J. Corn
Treasurer and Chief Financial Officer:	David Castor

Item 27 Principal Underwriters:
(a)	Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
BBH Fund, Inc.
BBH Trust
The Huntington Funds
WesMark Funds
(b)	The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

(1) Name and Principal Business Address	(2) Positions and Offices with Distributor	(3) Positions and Offices With Registrant
Charles L. Davis, Jr. 5800 Corporate Drive Pittsburgh, PA 15237-7002	President, Edgewood Services, Inc.	--
Thomas R. Donahue 5800 Corporate Drive Pittsburgh, PA 15237-7002	Director and Executive Vice President, Edgewood Services, Inc.
Peter J. Germain 5800 Corporate Drive Pittsburgh, PA 15237-7002	Director, Edgewood Services, Inc.
Thomas E. Territ 5800 Corporate Drive Pittsburgh, PA 15237-7002	Director, Edgewood Services, Inc.
Denis McAuley III 5800 Corporate Drive Pittsburgh, PA 15237-7002	Director and Treasurer, Edgewood Services, Inc.
C. Todd Gibson 5800 Corporate Drive Pittsburgh, PA 15237-7002	Secretary, Edgewood Services, Inc.
Edward C. Bartly 5800 Corporate Drive Pittsburgh, PA 15237-7002	Assistant Secretary, Edgewood Services, Inc.
Lori A. Hensler 5800 Corporate Drive Pittsburgh, PA 15237-7002	Assistant Treasurer, Edgewood Services, Inc.
Richard A. Novak 5800 Corporate Drive Pittsburgh, PA 15237-7002	Assistant Treasurer, Edgewood Services, Inc.

(c)	Not applicable

Item 28 Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	41 South High Street Columbus, OH 43287 (Notices should be sent to the Agent for Service at the address above)
Edgewood Services, Inc. ("Distributor”)	5800 Corporate Drive Pittsburgh, PA 15237-7002
Huntington Asset Advisors, Inc. ("Advisor")	41 South High Street Columbus, OH 43287
The Huntington National Bank ("Custodian” and “Administrator”)	41 South High Street Columbus, OH 43287
Federated Services Company ("Sub-Administrator")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Unified Fund Services, Inc. (“Transfer Agent and Dividend Disbursing Agent”)	P.O. Box 6110 Indianapolis, IN 46206-6110
Citi Fund Services Ohio, Inc.(formerly, BISYS Fund Services Ohio, Inc.) (“Sub-Fund Accountant”)	3435 Stelzer Road Suite 1000 Columbus, OH 43219

Item 29 Management Services: Not applicable.

Item 30 Undertakings: Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE HUNTINGTON FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 15th day of October, 2008.

THE HUNTINGTON FUNDS
BY: /s/ Rana J. Wright Rana J. Wright, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Rana J. Wright Rana J. Wright, Assistant Secretary	Attorney In Fact For the Persons Listed Below	October 15, 2008
B. Randolph Bateman*	President (Principal Executive Officer)
Charles L. Davis, Jr.*	Chief Executive Officer
Christopher E. Sabato*	Treasurer (Principal Financial Officer)
George Polatas*	Vice President
David S. Schoedinger*	Trustee
Thomas J. Westerfield*	Trustee
Tadd C. Seitz*	Trustee
Mark D. Shary*	Trustee
William H. Zimmer*	Trustee
*By Power of Attorney